Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios IV
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Victory Pioneer Global Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Pioneer Global Growth Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory Pioneer Global Growth Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A of the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds section of the prospectus beginning on page 30, the “Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and the “Sales charges” section of the statement of additional information. If you invest in Class R6 shares or Class Y shares through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For its most recent fiscal year, the predecessor fund's portfolio turnover rate was 21% of the average value of its portfolio. No portfolio turnover information is included here for the Fund because the Fund has not yet commenced investment operations.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.Applies to shares sold within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A of the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Estimated for the current fiscal year, as the Fund has not yet commenced investment operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in equity securities of issuers located throughout the world. The Fund may invest in securities of any market capitalization, and in securities in any industry or market sector. The Fund may invest up to 20% in emerging markets issuers. The Fund may invest in initial public offerings of equity securities.The Adviser seeks to identify companies with sustainable business models, including by evaluating environmental, social, and governance (“ESG”) practices. Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The minimum percentage is the lesser of (a) 40% or (b) the percentage of the MSCI ACWI Growth NR Index that is represented by non-U.S. issuers from time to time minus 5 percentage points. For example, if non-U.S. issuers represent 42% of the MSCI ACWI Growth NR Index, the minimum percentage is 37% and in that case the Fund will normally invest at least 37% of its net assets in issuers located outside of the United States. Notwithstanding the foregoing, if the minimum percentage determined as described above is more than 30%, the minimum percentage may be reduced to 30% for so long as market conditions for these investments or in specific foreign markets are deemed unfavorable by the Adviser. For the purposes of satisfying this policy, the Fund may invest in derivative instruments that provide exposure to such non-U.S. issuers or have similar economic characteristics. Non-U.S. issuers are issuers that are organized under the laws of a country outside of the United States, issuers with a principal office located in a country outside of the United States, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in a country outside of the United States or sales made in a country outside of the United States, or issuers that have at least 50% of their assets in a country outside of the United States.For purposes of the Fund’s investment policies, equity securities include common stocks and other equity instruments, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, and preferred stocks.The Fund may invest up to 20% of its total assets in debt securities, including up to 5% of its net assets in below-investment-grade debt securities (known as “junk bonds”), and cash and cash equivalents.The Fund may purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency and country exposure. The Fund may also use derivatives, including stock index futures and options and futures on equity-based volatility indices, for a variety of other purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Adviser uses a growth approach to select the Fund’s investments. Using this investment style, and considering ESG factors, the Adviser seeks to invest in securities of issuers with above average potential for earnings and revenue growth. The Adviser also considers its views of the global macro-economic landscape and the relative attractiveness of investment in specific countries and regions. In selecting stocks, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. Among other things, the Adviser focuses on an issuer’s deployment of capital and return on capital. The Adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The Adviser focuses on the quality and valuation of issuers and securities. The Adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and sales growth. The Adviser makes that determination based upon the same criteria it uses to select portfolio securities.In selecting securities to buy and sell, the Adviser considers ESG factors and associated risks along with the other investment-related factors discussed herein. In selecting securities, the Adviser assesses companies with sustainable business models. A company may demonstrate a sustainable business model by having a durable competitive and financial position expected to continue to create shareholder value, and offering products and services through ethical and sound business practices and the responsible use of resources.In addition, the Fund seeks not to invest in investments issued by companies significantly involved in the production of tobacco products and controversial military weapons, consisting of cluster weapons (a form of air-dropped or ground-launched explosive weapon that releases or ejects smaller submunitions), anti-personnel mines (a form of mine designed to be detonated by the presence or contact of a human), and biological and chemical weapons, and the operation of thermal coal mines. To the extent possible on the basis of information available to the Adviser, an issuer will be deemed to be significantly involved in an activity if it derives more than 10% of its gross revenues from such activities, with the exception of thermal coal mining, which has a threshold of 20% of its gross revenues.The Adviser relies on available data from external data providers to assess the extent of a corporate issuer's involvement in the activities based on these thresholds. Increases in an issuer's involvement may not be reflected immediately in the portfolio due to potential delays in data availability and assessment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vcm.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Per new regulatory requirements, the Fund’s regulatory broad-based securities market index is the MSCI All-Country World NR Index, which represents the overall international equity markets. The MSCI All-Country World Growth NR Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:During the periods shown in the chart:ReturnsQuarter endedHighest Quarter12.52%December 31, 2023Lowest Quarter-13.85%June 30, 2022
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares. After-tax returns for Class C and Class Y shares will vary.
Victory Pioneer Global Growth Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund.
Victory Pioneer Global Growth Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Victory Pioneer Global Growth Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, inflation, rising interest rates, global supply chain disruptions and other market events could adversely affect the companies or issuers in which the Fund invests. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), potential trade imbalances with China, or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict such as between Russia and Ukraine or in the Middle East, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any security or derivative position.
Victory Pioneer Global Growth Fund | Growth Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Victory Pioneer Global Growth Fund | Risks of Non US Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Non-U.S. Investments — Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, the United Kingdom has withdrawn from the EU (commonly known as “Brexit”). The range and potential implications of possible political, regulatory, economic, and market outcomes of Brexit cannot be fully known but could be significant, potentially resulting in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.Sanctions or other government actions against certain countries could negatively impact the Fund’s investments in securities that have exposure to those countries. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets. China and other developing market countries may be subject to considerable degrees of economic, political and social instability. The U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the United States, the United Kingdom, and European Union, issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Russia has taken retaliatory actions, including preventing repatriation of capital by United States and other investors. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The ongoing conflict has resulted in significant market disruptions, including in certain markets, industries and sectors, such as the oil and natural gas markets, and negatively affected global supply chains, food supplies, inflation and global growth. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund.
Victory Pioneer Global Growth Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk — The Fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Victory Pioneer Global Growth Fund | Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Style Risk — The Adviser’s investment style may fall out of favor with investors or produce results that underperform the overall equity market. For example, the Fund’s investments may not have the growth potential originally expected, or the prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down.
Victory Pioneer Global Growth Fund | Portfolio Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, or about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security, industry or about interest rates or other market factors, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Victory Pioneer Global Growth Fund | ESG Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Risk — The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Fund’s Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Fund’s Adviser may use third-party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
Victory Pioneer Global Growth Fund | Small and Mid Size Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Mid-Size Companies Risk — Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Victory Pioneer Global Growth Fund | Risks of warrants and rights [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Warrants and Rights — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the Fund’s interest in the issuing company.
Victory Pioneer Global Growth Fund | Preferred Stocks Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stocks Risk — Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Also, the market prices of preferred stocks are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Generally, under normal circumstances, preferred stocks do not carry voting rights. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than other securities. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.
Victory Pioneer Global Growth Fund | Risks of initial public offerings [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Initial Public Offerings — Companies involved in initial public offerings (“IPOs”) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. The purchase of IPO shares may involve high transaction costs.
Victory Pioneer Global Growth Fund | Risks of investing in other funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in Other Funds — Investing in other investment companies, including exchange-traded funds (“ETFs”) and closed-end funds, subjects the Fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the Fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value. Such funds may trade at a discount for an extended period and may not ever realize their net asset value.
Victory Pioneer Global Growth Fund | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk — Factors that could contribute to a decline in the market value of debt securities in the Fund include rising interest rates, if the issuer or other obligor of a security held by the Fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. Junk bonds have a higher risk of default or are already in default and are considered speculative.
Victory Pioneer Global Growth Fund | Market Segment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Segment Risk — To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.
Victory Pioneer Global Growth Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Using stock index futures and options, forward foreign currency exchange contracts, futures on equity-based volatility indices, and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented or are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Victory Pioneer Global Growth Fund | Forward Foreign Currency Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Foreign Currency Transactions Risk — The Fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings, or if the counterparty defaults. Such transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.
Victory Pioneer Global Growth Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk — The value of your investment may be more volatile and other risks tend to be compounded if the Fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. New derivatives regulations require the Fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of the Fund to pursue its investment strategies and may not be effective to mitigate the Fund’s risk of loss from derivatives.
Victory Pioneer Global Growth Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued or if a different valuation methodology had been used. The ability to value the Fund’s investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Victory Pioneer Global Growth Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — Some securities and derivatives held by the Fund may be or become impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. Illiquid securities and derivatives also may be difficult to value. Markets may become illiquid quickly. If the Fund is forced to sell an illiquid asset or unwind a derivatives position to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Victory Pioneer Global Growth Fund | Redemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk — The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.
Victory Pioneer Global Growth Fund | Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk — Cybersecurity failures by and breaches of the Adviser, transfer agent, the Distributor, custodian, Fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, and result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs. New ways to carry out cyber attacks continue to develop. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack.
Victory Pioneer Global Growth Fund | Expense Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expense Risk — Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Victory Pioneer Global Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.01%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3]
1 Year	rr_ExpenseExampleYear01	$ 671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	2,332
10 Years	rr_ExpenseExampleYear10	$ 5,725
Annual Return 2022	rr_AnnualReturn2022	(18.03%)
Annual Return 2023	rr_AnnualReturn2023	26.38%
Annual Return 2024	rr_AnnualReturn2024	11.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.85%)
1 Year	rr_AverageAnnualReturnYear01	4.86%
Life of Fund	rr_AverageAnnualReturnYear05	3.77%	[4]
Victory Pioneer Global Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.71%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.99%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[3]
1 Year	rr_ExpenseExampleYear01	$ 275
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	2,195
10 Years	rr_ExpenseExampleYear10	5,951
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,951
1 Year	rr_AverageAnnualReturnYear01	9.48%
Life of Fund	rr_AverageAnnualReturnYear05	4.66%	[4]
Victory Pioneer Global Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.70%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	1,795
10 Years	rr_ExpenseExampleYear10	$ 5,238
1 Year	rr_AverageAnnualReturnYear01	11.56%
Life of Fund	rr_AverageAnnualReturnYear05	5.74%	[4]
Victory Pioneer Global Growth Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
Life of Fund	rr_AverageAnnualReturnYear05	3.73%	[4]
Victory Pioneer Global Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.88%
Life of Fund	rr_AverageAnnualReturnYear05	2.90%	[4]
Victory Pioneer Global Growth Fund | MSCI All-Country World NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
Life of Fund	rr_AverageAnnualReturnYear05	6.46%	[4]
Victory Pioneer Global Growth Fund | MSCI All-Country World Growth NR Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.23%
Life of Fund	rr_AverageAnnualReturnYear05	7.68%	[4]

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Estimated for the current fiscal year, as the Fund has not yet commenced investment operations.
[3]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses for at least three years following the closing of the reorganization of Pioneer Global Sustainable Growth Fund (the “predecessor fund”) into the Fund (the “Reorganization”) so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions and acquired fund fees and expenses) do not exceed 1.00%, 1.72%, and 0.70% of the Fund’s Class A, Class C, and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	Inception date is May 10, 2021.
[5]	Applies to shares sold within 12 months of purchase.